Unaudited Condensed Consolidated Statements of Loss and Comprehensive - BRL (R$) R$ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net operating revenue		R$ 92,154	R$ 81,947	R$ 168,985	R$ 124,545	R$ 89,864
Cost of services provided		(35,826)	(32,719)	(66,138)	(52,813)	(35,833)
Gross profit		56,328	49,228	102,847	71,732	54,031
Sales and marketing expenses		(12,554)	(14,205)	(28,827)	(27,370)	(22,597)
General and administrative expenses		(31,936)	(36,283)	(93,156)	(53,347)	(56,073)
Impairment of goodwill				(11,373)	(86,897)	(6,758)
Other operating income (expenses), net		2,325	1,592	17,597	182	12
Listing Expense	[1]			(176,282)
Operating income (loss)		14,163	332	(189,194)	(95,700)	(31,385)
Financial income and expenses, net		(42,237)	(34,433)	(55,110)	(16,730)	(42,479)
Loss before income tax		(28,074)	(34,101)	(244,304)	(112,430)	(73,864)
Income tax		(5,129)	(2,154)	(3,558)	(1,776)	(3,835)
Net loss		(33,203)	(36,255)	(247,862)	(114,206)	(77,699)
Net loss attributed to:
Owners of the Company		(37,353)	(39,814)	(254,711)	(114,408)	(77,699)
Non-controlling interests		4,150	3,559	R$ 6,849	R$ 202
Loss per share
Other comprehensive loss – foreign currency translation adjustment		(1,423)
Total comprehensive loss		R$ (34,626)	R$ (36,255)
Loss per share
Basic loss per share (in Brazil Real per share)		R$ (1.02)	R$ (2.03)	R$ (10.73)	R$ (6.48)	R$ (4.86)
Diluted loss per share (in Brazil Real per share)		R$ (1.02)	R$ (2.03)	R$ (10.73)	R$ (6.48)	R$ (4.86)

[1]	Listing Expense